THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

American Legacy® Signature 1

Supplement dated November 16, 2022 to the Summary Prospectus for New Investors dated May 1, 2022

This supplement to the summary prospectus for your individual variable annuity contract describes the Lincoln ProtectedPaySM lifetime income suite, available for purchase beginning November 28, 2022 (subject to state approval). This supplement is for informational purposes and requires no action on your part.

OVERVIEW

Lincoln ProtectedPaySM is a suite of optional riders that provide accumulation through:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;
•	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
•	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and
•	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
The rider suite provides flexible investment and income choices to meet your individual needs by offering six different options.

Lincoln ProtectedPaySM is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time the rider is elected. The initial Purchase Payment or Contract Value (if elected after the contract is issued) must be at least $25,000. Rider elections are subject to Home Office approval if your Contract Value totals $2 million or more.
If you purchase a Lincoln ProtectedPaySM rider, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. Certain rider options have more restrictive Investment Requirements than others. In addition, the fixed account is not available except for use with dollar cost averaging.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your summary prospectus.

Special Terms – The following term is added to the Special Terms section:

Enhancement Value: A value to which the Protected Income Base will increase, subject to certain conditions and limitations.

Important Information About Your Contract – The following line item replaces the current line item on the Minimum and Maximum Annual Fee Table:

	Minimum	Maximum
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%	2.75%

Important Information About Your Contract – The following line item replaces the current line item on the Lowest and Highest Annual Cost Table:

FEES AND EXPENSES
Lowest Annual Cost: $2,106	Highest Annual Cost: $6,137

Benefits Available Under the Contract. The following entry is added to the Benefits Available Under the Contract table under Optional Benefits – Available for Election.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Lincoln ProtectedPaySM
Provides:
• Varying income options.
• Guaranteed lifetime periodic withdrawals.
• An Enhancement to the Protected Income Base.
• Account Value Step-ups of the Protected Income Base.
• Age-based increases to the Protected Annual Income amount.
2.75% Single and Joint Life Options (as a percentage of the Protected Income Base)
• Investment Requirements apply.
• Excess Withdrawals could significantly reduce or terminate the benefit.
• Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.
• Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.
• Purchase Payments and step-ups may increase fee rate.
• Additional Purchase Payments may be limited.

Fee Tables – Annual Contract Expenses. The following entry is added to the Annual Contract Expenses Table under Optional Benefit Expenses:

	Single Life	Joint Life
Lincoln ProtectedPaySM *
Guaranteed Maximum Annual Charge ………………………………	2.75%	2.75%

*As an annualized percentage of the Protected Income Base, as increased by subsequent Purchase Payments and decreased by Excess Withdrawals This charge is deducted from the Contract Value on a quarterly basis. The current rider charge rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.

Fee Tables – Examples.  The following Example is added to your summary prospectus.

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, contract fees, annual contract expenses, and annual fund fees and expenses. The Example has been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements. The Examples do not reflect any applicable Persistency Credits.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln ProtectedPay® at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1)	If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$12,502	$23,016	$34,081	$61,372

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$5,502	$17,016	$29,081	$61,372
Appendix B – Investment Requirements. The following section is added to Appendix B and outlines the Investment Requirements that apply to purchasers of Lincoln ProtectedPaySM.

Under the current Investment Requirements for Lincoln ProtectedPaySM Secure Core, Lincoln ProtectedPaySM Secure Plus, and Lincoln ProtectedPaySM Secure Max, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund
American Funds Managed Risk  Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth PortfolioSM
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Managed Risk Washington Mutual Investors Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
No Subaccounts at this time.

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Preservation Fund

Under the current Investment Requirements for Lincoln ProtectedPaySM Select Core, Lincoln ProtectedPaySM Select Plus, and Lincoln ProtectedPaySM Select Max, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund
American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Washington Mutual Investors Fund
American Funds Ultra-Short Bond Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Asset Allocation Fund
American Funds Global Balanced Fund
American Funds Growth and Income PortfolioSM
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund

Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: American Funds Balanced Model Portfolio, American Funds Conservative Model Portfolio or American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

American Legacy® Signature 1

Supplement dated November 16, 2022 to the Summary Prospectus for New Investors dated May 1, 2022

This supplement to the summary prospectus for your individual variable annuity contract describes revisions to 4LATER® Select Advantage riders elected on and after November 28, 2022. This supplement is for informational purposes and requires no action on your part.
OVERVIEW

The following changes will apply to 4LATER® Select Advantage riders elected on and after November 28, 2022 (subject to state approval):
•	the current protected lifetime income fee may increase annually after ten years from the rider effective date;
•	the Guaranteed Maximum Annual Fee is higher;
•	the Enhancement Period does not reset;
•	the Protected Income Base is the highest of the previous Protected Income Base, Account Value Step-up, or Enhancement Value.
DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Special Terms – The following term is added to the Special Terms section:

Enhancement Value: A value to which the Protected Income Base will increase, subject to certain conditions and limitations.

Important Information About Your Contract – The following line item replaces the current line item on the Minimum and Maximum Annual Fee Table:

	Minimum	Maximum
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%	2.75%

Important Information About Your Contract – The following line item replaces the current line item on the Lowest and Highest Annual Cost Table:

FEES AND EXPENSES
Lowest Annual Cost: $2,106	Highest Annual Cost: $6,137

Benefits Available Under the Contract. The 4LATER® Select Advantage line item on the Benefits Available Under the Contract table is replaced with the following line item:

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
4LATER® Select Advantage
Provides:
• Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit upon the election of i4LIFE® Advantage.
• An Enhancement to the Protected Income Base.
• Account Value Step-ups of the Protected Income Base.
Must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from4LATER® Select Advantage. It is designed for those seeking growth of the Protected Income Base who do not need to take withdrawals right away. Designed primarily for the purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse.

Riders elected on and after November 28, 2022:
2.75% Single and Joint Life Options
Riders elected prior to November 28, 2022:
2.25% Single Life Option
2.45% Joint Life Option
(as a percentage of the Protected Income Base)

• Investment Requirements apply.
• Withdrawals could significantly reduce or terminate the benefit.
• Not available for purchase with a qualified contract.
• Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.
• Purchase Payments and step-ups may increase fee rate.
• Additional Purchase Payments may be limited.

Fee Tables – Annual Contract Expenses. The following entry is added to the Annual Contract Expenses Table under Optional Benefit Expenses:

	Single Life	Joint Life
4LATER® Select Advantage* riders purchased on and after November 28, 2022
Guaranteed Maximum Annual Charge ………………………………	2.75%	2.75%
*As an annualized percentage of the Protected Income Base, as increased by subsequent Purchase Payments and decreased by withdrawals This charge is deducted from the Contract Value on a quarterly basis. The current rider charge rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.

Fee Tables – Examples.  The following Example is added to your summary prospectus.

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, contract fees, annual contract expenses, and annual fund fees and expenses. The Example has been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements. The Examples do not reflect any applicable Persistency Credits.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and 4LATER® Select Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
3)	If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$12,502	$23,016	$34,081	$61,372

4)	If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$5,502	$17,016	$29,081	$61,372

Please keep this supplement for future reference.